EQUITY, NET, Reserves (Details) - PEN (S/) S/ in Thousands				12 Months Ended
	Apr. 28, 2022	Feb. 25, 2021	Feb. 27, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reserves [Abstract]
Percentage of reserve required one				20.00%
Percentage of reserve required two				30.00%
Percentage of reserve required three				50.00%
Statutory reserve				S/ 7,783,300	S/ 7,088,600	S/ 6,990,100
Transfer from retained earnings to reserves	S/ 2,354,900	S/ 347,000	S/ 1,977,100
Other reserves [Abstract]
Beginning Balances				235,902	1,865,898	1,088,189
Decrease (increase) in net unrealized gains on investments				(1,671,173)	(2,520,217)	273,001
Transfer to results of the net realized loss of investments				49,754	3,848	440,416
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				63,203	8,121	52,263
Change in net unrealized gain (loss) on cash flow hedges derivatives				29,109	97,251	(66,782)
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				(28,048)	(56,422)	55,784
Other reserves				927,838	733,932	(234,107)
Foreign exchange translation				(296,288)	160,810	258,353
Net movement in hedges of net investments in foreign businesses				39,587	(57,319)	(1,219)
Ending Balances				S/ (650,116)	235,902	1,865,898
Minimum [Member]
Reserves [Abstract]
Percentage of reserve required to be maintained of net profits				10.00%
Equity Instruments at Fair Value [Member]
Other reserves [Abstract]
Beginning Balances				S/ 206,885	315,202	394,209
Decrease (increase) in net unrealized gains on investments				(33,298)	(108,317)	(79,007)
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				173,587	206,885	315,202
Debt Instruments at Fair Value [Member]
Other reserves [Abstract]
Beginning Balances				(143,400)	2,256,531	1,411,844
Decrease (increase) in net unrealized gains on investments				(1,637,875)	(2,411,900)	352,008
Transfer to results of the net realized loss of investments				49,754	3,848	440,416
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				63,203	8,121	52,263
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				(1,668,318)	(143,400)	2,256,531
Reserve for Cash Flow Hedges [Member]
Other reserves [Abstract]
Beginning Balances				(273)	(41,102)	(30,104)
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				29,109	97,251	(66,782)
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				(28,048)	(56,422)	55,784
Other reserves				0	0	0
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				788	(273)	(41,102)
Insurance Reserves [Member]
Other reserves [Abstract]
Beginning Balances				(158,666)	(892,598)	(658,491)
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				927,838	733,932	(234,107)
Foreign exchange translation				0	0	0
Net movement in hedges of net investments in foreign businesses				0	0	0
Ending Balances				769,172	(158,666)	(892,598)
Foreign Currency Translation Reserve [Member]
Other reserves [Abstract]
Beginning Balances				331,356	227,865	(29,269)
Decrease (increase) in net unrealized gains on investments				0	0	0
Transfer to results of the net realized loss of investments				0	0	0
Transfer of the (impairment) recovery of the impairment credit loss on investments to profit or loss				0	0	0
Change in net unrealized gain (loss) on cash flow hedges derivatives				0	0	0
Transfer of net realized gain (losses) on cash flow hedges derivatives to profit or loss				0	0	0
Other reserves				0	0	0
Foreign exchange translation				(296,288)	160,810	258,353
Net movement in hedges of net investments in foreign businesses				39,587	(57,319)	(1,219)
Ending Balances				S/ 74,655	S/ 331,356	S/ 227,865